RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of directors and key management compensation

			For the year ended
	December 31,	December 31,	December 31,
	2024	2023	2022
Share-based compensation	$993,611	$472,236	$136,148
Management salaries and consulting fees	694,074	544,352	559,591
Directors’ fees	73,647	72,863	44,380
	$1,761,332	$1,089,451	$740,119